Provisions and contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies
Note 24. Provisions and contingencies

	2023	2022
Provisions and contingencies
Balance as of January 1	$138	$501
Effect of foreign currency exchange rate changes	14	9
Provisions made	91	43
Provisions used	(101)	(415)
Balance as of December 31	$142	$138
Provisions
The Group recognizes provisions for contingencies that are probable of requiring an outflow of resources due to adverse effects. The Group recognized the estimated probable losses against the company for labor, administrative and ligation, which are calculated based on the best estimate of the disbursement required to settle the obligation at the date of preparation of the Consolidated Financial Statements. Such contingencies are disclosed with possible adverse effects for the entity, as follows:
Legal provisions
Softcaps legal proceedings – The total balance of $58 (2022: $76) is comprised of labor, administrative, and civil litigation. There are no tax litigation provisions recognized as of December 31, 2023 and 2022.
The remaining balance of $84 (2022: $62) is for labor litigation in the following entities: Procaps, S.A., Unimed del Perú and Diabetrics; and $21 is for tax litigation in CDI Nicaragua.
Contingencies
Procaps SA de CV legal proceedings - The General Tax Directorate of El Salvador (DGII), determined that the company failed to declare taxable and presumed income from revenue obtained and loans made to non-domiciled companies in 2018, the proposed tax charge and sanction amounts to $1,087. Also, the DGII determined that the company incurred in the infraction of non-intentional evasion due to the incorrect filing of the “VAT” declarations for 2019. The proposed tax charge and penalty amounts to $348 as of December 31, 2023.
However, the Group’s external advisor indicates that it is not probable for this claim to proceed, therefore, there is no provision for the effect of this contingency.
CDI Nicaragua legal proceedings - The tax authority of Nicaragua (Administración de Renta Linda Vista), determined that the Group applied discounts not related to taxable income generation in 2018. Also the Group reported higher cost of sales for undocumented purchases not deductible for income tax purposes in 2018, the proposed tax burden and penalty amount to $537 as of December 31, 2023.
However, the Group’s external advisor indicates that it is not probable for this claim to proceed, therefore, there is no provision for the effect of this contingency.